OTHER FEES AND COMMISSIONS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Fees And Commissions Details [Abstract]
Custody, brokerage & investment banking		€ 89	€ 94	€ 67
Retail lending fees		30	26	39
Corporate lending fees		157	152	136
Banking fees & similar charges		193	204	199
Fund management fees		17	17	15
Total	$ 542	€ 486	€ 493	€ 456